ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)		12 Months Ended
	Dec. 14, 2023 $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Jun. 30, 2023 $ / shares shares	Mar. 15, 2023 USD ($) shares	Jun. 30, 2021 USD ($) shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	7,950,769								863,333
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.25
Fair value of warrants | $											$ 2,750,000	$ 34,860,000
Fair value of the warrant liability		¥ 688		¥ 6,969			$ 96
Changes in warrants liabilities		(6,226)	$ (869)	933,995		¥ (6,116,000)
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability		¥ 688		¥ 6,959			96
Changes in warrants liabilities | $			869		$ 109,041
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants re-purchase | shares	10,002,500
Purchase price of each warrant | $ / shares	$ 0.25
Fair value of warrant liability | $							$ 0	$ 2,430,000
Changes in warrants liabilities | $			$ 0		$ 320,000
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	441,710								47,964
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.5
Post 2024 Reverse Stock Split | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants re-purchase | shares	555,694
Purchase price of each warrant | $ / shares	$ 4.5
Class A Ordinary Shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares				863,333				863,333		7,950,769	10,002,500	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares								$ 6.24		$ 0.8
Class A Ordinary Shares | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares				47,964				47,964		441,710	555,694	489,673
Exercise price of warrants (in dollars per share) | $ / shares								$ 112.32		$ 14.4